INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of provision (credit) for income tax
	Years ended December 31,
	2012	2013	2014
Income tax benefits:
PRC current income tax expenses	$2,324	$10,735	$—
PRC deferred income tax benefits	(70,990)	(91,254)	—
Total	$(68,666)	$(80,519)	$—

Schedule of significant components of the deferred tax assets and liabilities
	December 31,	December 31,
	2013	2014
Deferred tax assets
Current
Allowance for doubtful accounts	$526,160	$752,021
Accrued payroll	582,954	874,554
Advertisement expenses	11,107,768	12,292,479
Total current deferred tax assets	12,216,882	13,919,054
Non-current
Net operating loss carry forwards	21,233,802	26,435,475
Total deferred tax assets	33,450,684	40,354,529
Less: valuation allowance	(33,450,684)	(40,354,529)
Net deferred tax assets	$—	$—
Deferred tax liabilities
Non-current
Acquired intangible assets	$—	$—
Total deferred tax liabilities	$—	$—

Schedule of reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual provision (credit) of income taxes
	Years ended December 31,
	2012	2013	2014
Net loss before provision for income taxes	$(39,079,142)	$(32,252,863)	$(43,869,825)
Statutory tax rates in the PRC	25%	25%	25%
Income tax at statutory tax rate	(9,769,785)	(8,063,216)	(10,967,456)
Expenses not deductible for tax purposes
Entertainment expenses exceeded tax limit	31,564	51,166	36,620
Effect of income tax rate difference in other jurisdiction	4,372,527	273,995	4,026,991
Changes of valuation allowance	5,297,028	7,657,536	6,903,845
Income tax benefit	$(68,666)	$(80,519)	$—